Fair Value Measurements (Narrative) (Details) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2014 Foreign Exchange Contract [Member] Other current assets [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2013 Foreign Exchange Contract [Member] Other current assets [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2014 Foreign Exchange Contract [Member] Other current assets [Member] Not Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2014 Foreign Exchange Contract [Member] Other current assets [Member] Not Designated as Hedging Instrument [Member] EUR (€)	Sep. 30, 2014 Foreign Exchange Contract [Member] Other current assets [Member] Not Designated as Hedging Instrument [Member] ILS	Dec. 31, 2013 Foreign Exchange Contract [Member] Other current assets [Member] Not Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2014 Foreign Exchange Contract [Member] Accrued expenses and other current liabilities [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2013 Foreign Exchange Contract [Member] Accrued expenses and other current liabilities [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2014 Foreign Exchange Contract [Member] Accrued expenses and other current liabilities [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2013 Foreign Exchange Contract [Member] Accrued expenses and other current liabilities [Member] Not Designated as Hedging Instrument [Member] USD ($)
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount						$ 5,760	$ 63,000	€ 46,500		$ 12,490
Liability derivatives - Notional amount									162,900		18,150		45,700	54,000
Fair value adjustments on derivatives designated as cash flow hedges	$ (1,149)	$ 188	$ (1,105)	$ 188